UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21290

Neiman Funds
(Exact name of registrant as specified in charter)

6631 Main Street, Williamsville, NY 14221
(Address of principal executive offices) (Zip code)

Harvey Neiman
6631 Main Street, Williamsville, NY 14221
(Name and address of agent for service)

Registrant's telephone number, including area code: (716) 633-1515

Date of fiscal year end: March 31

Date of reporting period: March 31, 2020

Item 1. Reports to Stockholders.

Neiman Large Cap Value Fund

No-Load Shares (NEIMX)
Class A Shares (NEAMX)
For Investors Seeking Long-Term Capital Appreciation

ANNUAL REPORT
March 31, 2020

IMPORTANT NOTE: Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank.
Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electroni-
cally by calling or sending an email request.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Neiman Large Cap Value Fund Annual Report May 2020

Dear Shareholders:

As of March 31, 2020, Neiman Large Cap Value Fund (the “Fund”) completed its 17th year since inception. The accompanying annual report covers the most recent fiscal year from April 1, 2019 through March 31, 2020.

As of the end of the current fiscal year, the Fund had total net assets of approximately $32.2 million. The Fund had a total return for the fiscal year from April 1, 2019 through March 31, 2020, of -19.35% for the No-Load shares (NEIMX), and -23.98% for Class A shares (NEAMX), taking into account sales charges. During that same time period, the Fund’s benchmark, Standard & Poor’s 500 Index (“S&P 500 Index”), had a total return of -6.98% . Since inception on April 1, 2003, the Fund, as measured by No-Load shares, had an annualized total return of 5.25% as of March 31, 2020.

Management attributes the Fund’s performance, in comparison to that of its benchmark, to a variety of factors. The Fund utilizes a risk mitigation strategy to help participate on the upside while protecting on the downside. This strategy is three fold. The main implementation of the strategy is buying a limited number of value stocks that are selected by management’s value criteria and best judgment. The Fund’s portfolio is actively managed, meaning that stocks are added and/or removed based on management’s decision if the stock fits management’s value criteria. The second part of the strategy involves buying only dividend paying stocks, which helps build cash to give management the ability to buy more shares of stock and to also provide a yield to the Fund’s shareholders. The final part of the risk mitigation strategy involves selling covered call options on portions of each of the stocks of the Fund. Selling covered calls brings in option premiums and that cash allows management to buy more shares and also return cash as enhanced yield when doing distributions on a semi-annual basis. The return from selling calls enhanced the portfolio by approximately 0.50% for the period from April 1, 2019 through March 31, 2020.

The difference between the Fund and the benchmark S&P 500 Index is the Index is a passively managed basket of 500 different stocks. Many feel that the Index is a good indicator of the performance of the entire stock market in general. As a part of the Fund’s risk mitigation strategy, investors should be aware that during market upswings, the Fund may underperform the benchmark. However, during market downturns the Fund typically outperforms the benchmark. Other factors that tend to reduce performance compared to the benchmark are fees and expenses incurred by the Fund to maintain its operations. In March 2020, the fund also took a defensive nature by selling positions to capitalize on losses and wait for macroeconomic factors and clarity in the current pandemic crisis to come to light.

As of March 31, 2020, the Fund, as measured by No-Load shares, had a three-year standard deviation of 15.94%, while the S&P 500 Index exhibited a three-year standard deviation of 16.79% for the same time frame, indicating that the Fund exhibited less volatility, as a measure of risk, than the

2020 Annual Report 1

benchmark. On a five-year basis, standard deviation for the Fund was 13.48%, while the benchmark was 14.84% . On a ten-year basis, standard deviation for the Fund was 12.24%, while the benchmark was 14.18% .

Thank you for your investment in the Neiman Large Cap Value Fund. We will continue to focus on our risk mitigation strategy to help protect on the downside while still participating on the upside.

Dan Neiman, Portfolio Manager
Neiman Funds Management LLC

Writing Covered Calls: An options strategy whereby the Fund sells to a buyer the right or “option” to buy a security (known as “calling the security”) owned by the Fund at a predetermined price at some point in the future. The buyer has the right to call the security any time prior to the option’s expiration date. The option is “covered” because the Fund owns the security at the time it sells the option. The price (or “premium”) paid by the buyer for the option generates income for the Fund.

Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. You may obtain performance data current to the most recent month-end by calling toll free (877) 385-2720. Investors should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. You may obtain a prospectus on our website www.neimanfunds.com or by calling toll free (877) 385-2720. The Fund’s distributor is Arbor Court Capital LLC.

2020 Annual Report 2

NEIMAN LARGE CAP VALUE FUND (Unaudited)

PERFORMANCE INFORMATION

AVERAGE ANNUAL TOTAL RATE OF RETURN (%) FOR THE PERIODS ENDED MARCH 31, 2020.

	1 Year(A)	3 Years(A)	5 Years(A)	10 Years(A)
No-Load Shares(B)	-19.35%	-1.83%	0.80%	5.84%
Standard & Poor’s 500 Index(D)	-6.98%	5.10%	6.73%	10.53%

				Since
	1 Year(A)	3 Years(A)	5 Years(A)	Inception(A)
Class A Shares(C) (with sales charge)*	-23.98%	-3.75%	-0.39%	4.64%
Class A Shares(C) (without sales charge)*	-19.35%	-1.83%	0.80%	5.45%
Standard & Poor’s 500 Index(D)	-6.98%	5.10%	6.73%	10.87%

Total Annual Fund Operating Expense Ratio (from 08/01/19 Prospectus):

No-Load Shares - Gross 1.55%, Net 1.47% Class A Shares - Gross 1.80%, Net 1.47%

The Annual Fund Operating Expense Ratio reported above may not correlate to the expense ratio in the Fund’s financial highlights because (a) the financial highlights include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in acquired funds, and (b) the gross expense ratio may fluctuate due to changes in net assets and actual expenses incurred during the reported period.

(A) 1 Year, 3 Years, 5 Years and Since Inception (10 Years for No-Load Shares) returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. Investment performance reflects fee waivers in effect. In the absence of such waivers, total returns would be reduced. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized.

(B) The inception date of the Neiman Large Cap Value Fund No-Load Shares was April 1, 2003.

(C) Class A commenced operations on August 1, 2012.

(D) The Standard & Poor’s 500 Index is a broad market-weighted average dominated by blue-chip stocks and is an unmanaged group of stocks whose composition is different from the Fund. The since inception performance information for the index is calculated from August 1, 2012 for comparing the Class A shares. Investors cannot directly invest in an index.

* With sales charge returns reflect the deduction of the current maximum initial sales charge of 5.75% for Class A shares. Returns without sales charges do not reflect the current maximum sales charges. Had the sales charges been included, the returns would have been lower.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-877-385-2720. AN INVESTMENT IN THE FUND IS SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. THE FUND’S DISTRIBUTOR IS ARBOR COURT CAPITAL LLC.

2020 Annual Report 3

NEIMAN LARGE CAP VALUE FUND (Unaudited)

Neiman Large Cap Value Fund by Sectors (as a percentage of Net Assets)

* Liabilities include Options Written.

2020 Annual Report 4

Disclosure of Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. You will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by Mutual Shareholder Services, LLC, the Fund’s transfer agent and IRA accounts will be charged an $8.00 annual maintenance fee. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2019 through March 31, 2020.

The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and IRA maintenance fees described above and expenses of underlying funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative cost of owning different funds. In addition, if these transactional costs and expenses of underlying funds were included, your cost could have been higher.

No-Load Class

			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	October 1, 2019
	October 1, 2019	March 31, 2020	to March 31, 2020

Actual	$1,000.00	$761.49	$6.39

Hypothetical	$1,000.00	$1,017.75	$7.31
(5% annual return
before expenses)

*	Expenses are equal to the Fund’s annualized expense ratio of 1.45% for the No-Load Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period.)

Class A Shares

			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	October 1, 2019
	October 1, 2019	March 31, 2020	to March 31, 2020

Actual	$1,000.00	$761.49	$6.39

Hypothetical	$1,000.00	$1,017.75	$7.31
(5% annual return
before expenses)

*	Expenses are equal to the Fund’s annualized expense ratio of 1.45% for Class A, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period.)

2020 Annual Report 5

Availability of Quarterly Schedule of Investments (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at http://www.sec.gov.

Proxy Voting Guidelines (Unaudited)

Neiman Funds Management LLC, the Fund’s Adviser, is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Adviser in fulfilling this responsibility is available without charge on the Fund’s website at www.neimanfunds.com. It is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling our toll free number (1-877-385-2720). This information is also available on the SEC’s website at http://www.sec.gov.

2020 Annual Report 6

Neiman Large Cap Value Fund
		Schedule of Investments
			March 31, 2020
Shares		Fair Value	% of Net Assets
COMMON STOCKS

Aircraft Engines & Engine Parts
7,500	United Technologies Corp.	$707,475	2.20%
Cable & Other Pay Television Services
7,900	The Walt Disney Company	763,140	2.37%
Computer Communications Equipment
14,500	Cisco Systems, Inc. +	569,995	1.77%
Electronic Computers
2,600	Apple Inc. +	661,154	2.05%
Electric Services
14,200	Southern Co. +	768,788	2.39%
Fire, Marine & Casualty Insurance
7,400	The Progressive Corporation +	546,416	1.70%
Gas & Other Services Combined
7,700	Sempra Energy +	870,023	2.70%
Hospitals & Medical Service Plans
3,600	UnitedHealth Group, Inc. +	897,768	2.79%
National Commercial Banks
3,800	The PNC Financial Services Group, Inc.	363,736
17,327	Truist Financial Corporation	534,365
10,000	U.S. Bancorp	344,500
		1,242,601	3.86%
Petroleum Refining
17,700	Exxon Mobil Corporation	672,069
7,000	Phillips 66	375,550
13,000	Valero Energy Corporation	589,680
		1,637,299	5.08%
Pharmaceutical Preparations
7,100	Johnson & Johnson +	931,023	2.89%
Railroads, Line-Haul Operating
3,800	Union Pacific Corporation	535,952	1.66%
Retail - Variety Stores
4,100	Costco Wholesale Corp.	1,169,033	3.63%
Rubber & Plastic Footwear
5,100	Nike Inc. Class B	421,974	1.31%
Search, Detection, Navigation, Guidance, Aeronautical Systems
2,600	Raytheon Company	340,990	1.06%
Security & Commodity Brokers, Dealers, Exchanges & Services
3,200	CME Group Inc. +	553,312	1.72%
Security Brokers, Dealers & Flotation Companies
13,300	The Charles Schwab Corporation	447,146	1.39%
Semiconductors & Related Devices
11,500	Intel Corporation +	622,380	1.93%
Services - Business Services, NEC
3,300	Accenture plc Class A (Ireland)	538,758	1.67%
Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics
6,900	Procter & Gamble Co.	759,000	2.36%
Telephone Communications (No Radiotelephone)
23,500	AT&T Inc.	685,025	2.13%
Tobacco Products
19,500	Altria Group Inc. +	754,065
10,700	Philip Morris International, Inc.	780,672
		1,534,737	4.76%
Total for Common Stocks (Cost $15,576,104)		17,203,989	53.42%

+ Portion or all of the security is pledged as collateral for call options written.

The accompanying notes are an integral part of these financial statements.

2020 Annual Report 7

Neiman Large Cap Value Fund
	Schedule of Investments
		March 31, 2020
Shares	Fair Value	% of Net Assets
MONEY MARKET FUNDS
14,909,070 Fidelity® Investments Money Market - Government Portfolio -
Class I 0.30% **	14,909,070	46.30%
Total for Money Market Funds (Cost $14,909,070)
Total Investments	32,113,059	99.72%
(Cost $30,485,174)
Other Assets in Excess of Liabilities	89,592	0.28%
Net Assets	$32,202,651	100.00%

** The rate shown represents the 7-day yield at March 31, 2020. The accompanying notes are an integral part of these financial statements.

2020 Annual Report 8

Neiman Large Cap Value Fund
		Schedule of Call Options Written
			March 31, 2020
Underlying Security	Call Option	Notional	Fair Value
Expiration Date/Exercise Price	Contracts	Amount
Altria Group Inc.
May 15, 2020 Calls @ 40.00	20	$ 77,340	$ 3,920
Apple Inc.
April 17, 2020 Calls @ 275.00	3	76,287	909
Cisco Systems, Inc.
April 17, 2020 Calls @ 42.00	15	58,965	720
CME Group Inc. ***
April 17, 2020 Calls @ 190.00	3	51,873	750
Intel Corporation
April 17, 2020 Calls @ 60.00	12	64,944	600
Johnson & Johnson
May 15, 2020 Calls @ 150.00	7	91,791	910
The Progressive Corporation
April 17, 2020 Calls @ 80.00	7	51,688	1,015
Sempra Energy ***
April 17, 2020 Calls @ 160.00	15	169,485	900
Southern Co.
April 17, 2020 Calls @ 62.50	14	75,796	560
UnitedHealth Group, Inc.
April 17, 2020 Calls @ 265.00	4	99,752	2,860
Total (Premiums Received $16,463)		$ 817,921	$ 13,144

*** Denotes Level 2 valuation. See Note 3. The accompanying notes are an integral part of these financial statements.

2020 Annual Report 9

Neiman Large Cap Value Fund

Statement of Assets and Liabilities
March 31, 2020

Assets:
Investments at Fair Value	$32,113,059
(Cost $30,485,174)
Cash	8,843
Prepaid Expenses	18,170
Receivables:
Shareholder Purchases	102,145
Dividends	46,887
Total Assets	32,289,104
Liabilities:
Covered Call Options Written at Fair Value (Premiums Received $16,463)	13,144
Due to Adviser	23,645
Payable for Shareholder Redemptions	20,638
Accrued Distribution and Service (12b-1) Fees	1,644
Accrued Compliance Officer Expense	1,000
Other Accrued Expenses	26,382
Total Liabilities	86,453
Net Assets	$32,202,651
Net Assets Consist of:
Paid In Capital	$32,160,179
Total Distributable Earnings	42,472
Net Assets	$32,202,651

No-Load Shares
Net Assets	$30,255,492
Shares of beneficial interest outstanding
(Unlimited number of shares authorized without par value)	1,383,236
Net Asset Value, Maximum Offering Price and Redemption Price Per Share	$21.87

Class A Shares
Net Assets	$1,947,159
Shares of beneficial interest outstanding
(Unlimited number of shares authorized without par value)	89,020
Net Asset Value and Redemption Price Per Share	$21.87
Maximum Offering Price Per Share ($21.87/0.9425) *	$23.20

* Reflects a maximum sales charge of 5.75% . The accompanying notes are an integral part of these financial statements.

2020 Annual Report 10

Neiman Large Cap Value Fund

Statement of Operations
For the fiscal year ended March 31, 2020

Investment Income:
Dividends (Net of foreign withholding tax of $13,800)	$928,737
Total Investment Income	928,737

Expenses:
Management Fees	351,183
Transfer Agent Fees & Accounting Fees	46,044
Distribution and Service (12b-1) Fees - Class A	6,597
Administration Fees	30,000
Registration Expense	27,938
Audit Fees	19,000
Custody Fees	8,979
Legal Fees	9,000
Insurance Expense	6,491
Miscellaneous Expense	6,819
Printing and Postage Expense	3,524
Compliance Officer Expense	4,000
Trustees Fees	5,000
Total Expenses	524,575
Less: Expense Waiver / Expense Reimbursement	(16,634)
Net Expenses	507,941
Net Investment Income (Loss)	420,796

Net Realized and Unrealized Gain (Loss) on Investments & Options Written:
Net Realized Gain (Loss) on Investments	(1,059,819)
Net Realized Gain (Loss) on Options Written	16,858
Net Change In Unrealized Appreciation (Depreciation) on Investments	(6,277,968)
Net Change In Unrealized Appreciation (Depreciation) on Options Written	15,331
Net Realized and Unrealized Gain (Loss) on Investments & Options Written	(7,305,598)

Net Increase (Decrease) in Net Assets from Operations	$(6,884,802)

The accompanying notes are an integral part of these financial statements.

2020 Annual Report 11

Neiman Large Cap Value Fund

Statements of Changes in Net Assets
	4/1/2019	4/1/2018
	to	to
	3/31/2020	3/31/2019
From Operations:
Net Investment Income (Loss)	$420,796	$390,413
Net Realized Gain (Loss) on Investments	(1,059,819)	(107,897)
Net Realized Gain (Loss) on Options Written	16,858	14,602
Net Change in Unrealized Appreciation (Depreciation)
on Investments and Options Written	(6,262,637)	989,739
Net Increase (Decrease) in Net Assets from Operations	(6,884,802)	1,286,857
From Distributions to Shareholders:
No-Load Shares	(772,533)	(717,251)
Class A Shares	(62,772)	(46,878)
Change in Net Assets from Distributions	(835,305)	(764,129)
From Capital Share Transactions:
Proceeds From Sale of Shares
No-Load Shares	13,338,673	10,093,481
Class A Shares	303,661	920,389
Shares Issued on Reinvestment of Dividends
No-Load Shares	770,230	669,697
Class A Shares	54,315	37,882
Cost of Shares Redeemed
No-Load Shares	(7,134,732)	(6,193,084)
Class A Shares	(386,733)	(79,909)
Net Increase (Decrease) from Shareholder Activity	6,945,414	5,448,456
Net Increase (Decrease) in Net Assets	(774,693)	5,971,184
Net Assets at Beginning of Period	32,977,344	27,006,160
Net Assets at End of Period	$32,202,651	$32,977,344

Share Transactions:
Issued
No-Load Shares	515,615	369,281
Class A Shares	10,526	33,333
Reinvested
No-Load Shares	25,838	25,464
Class A Shares	1,822	1,440
Redeemed
No-Load Shares	(255,382)	(226,502)
Class A Shares	(14,923)	(2,985)
Net Increase (Decrease) in Shares	283,496	200,031

The accompanying notes are an integral part of these financial statements.

2020 Annual Report 12

Neiman Large Cap Value Fund

Financial Highlights - No-Load Class
Selected data for a share outstanding	4/1/2019	4/1/2018	4/1/2017	4/1/2016	4/1/2015
throughout the period:	to	to	to	to	to
	3/31/2020	3/31/2019	3/31/2018	3/31/2017	3/31/2016
Net Asset Value -
Beginning of Period	$27.74	$27.31	$26.05	$25.28	$27.16
Net Investment Income (Loss) (a)	0.34	0.36	0.30	0.30	0.28
Net Realized and Unrealized Gains (Losses)
on Investments (b)	(5.53)	0.80	2.82	3.04	(1.11)
Total from Investment Operations	(5.19)	1.16	3.12	3.34	(0.83)

Distributions (From Net Investment Income)	(0.35)	(0.30)	(0.30)	(0.32)	(0.30)
Distributions (From Capital Gains)	(0.33)	(0.43)	(1.56)	(2.25)	(0.75)
Total Distributions	(0.68)	(0.73)	(1.86)	(2.57)	(1.05)
Net Asset Value -
End of Period	$21.87	$27.74	$27.31	$26.05	$25.28
Total Return (c)	(19.35)%	4.41%	12.35%	13.50%	(3.10)%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$30,255	$30,436	$25,373	$23,164	$27,940
Before Waiver/Reimbursement
Ratio of Expenses to Average Net Assets	1.48%	1.53%	1.57%	1.60%	1.52%
Ratio of Net Investment Income (Loss) to
Average Net Assets	1.17%	1.23%	0.99%	1.03%	1.02%
After Waiver/Reimbursement
Ratio of Expenses to Average Net Assets	1.45%	1.45%	1.45%	1.45%	1.45%
Ratio of Net Investment Income (Loss) to
Average Net Assets	1.20%	1.31%	1.11%	1.18%	1.08%
Portfolio Turnover Rate	36.22%	18.60%	21.13%	32.11%	55.34%

(a) Based on Average Shares Outstanding.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statement of
Operations due to share transactions for the period.
(c) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

The accompanying notes are an integral part of these financial statements.

2020 Annual Report 13

Neiman Large Cap Value Fund

Financial Highlights - Class A
Selected data for a share outstanding	4/1/2019	4/1/2018	4/1/2017	4/1/2016	4/1/2015
throughout the period:	to	to	to	to	to
	3/31/2020	3/31/2019	3/31/2018	3/31/2017	3/31/2016
Net Asset Value -
Beginning of Period	$27.74	$27.31	$26.05	$25.28	$27.16
Net Investment Income (Loss) (a)	0.34	0.36	0.30	0.31	0.28
Net Realized and Unrealized Gains (Losses)
on Investments (b)	(5.53)	0.80	2.82	3.03	(1.11)
Total from Investment Operations	(5.19)	1.16	3.12	3.34	(0.83)

Distributions (From Net Investment Income)	(0.35)	(0.30)	(0.30)	(0.32)	(0.30)
Distributions (From Capital Gains)	(0.33)	(0.43)	(1.56)	(2.25)	(0.75)
Total Distributions	(0.68)	(0.73)	(1.86)	(2.57)	(1.05)
Net Asset Value -
End of Period	$21.87	$27.74	$27.31	$26.05	$25.28
Total Return (c)	(19.35)%	4.41%	12.35%	13.50%	(3.10)%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$1,947	$2,541	$1,634	$1,401	$1,076
Before Waiver/Reimbursement
Ratio of Expenses to Average Net Assets	1.73%	1.78%	1.82%	1.85%	1.77%
Ratio of Net Investment Income (Loss) to
Average Net Assets	0.92%	0.98%	0.74%	0.80%	0.79%
After Waiver/Reimbursement
Ratio of Expenses to Average Net Assets	1.45%	1.45%	1.45%	1.45%	1.45%
Ratio of Net Investment Income (Loss) to
Average Net Assets	1.20%	1.31%	1.11%	1.19%	1.11%
Portfolio Turnover Rate	36.22%	18.60%	21.13%	32.11%	55.34%

(a) Based on Average Shares Outstanding.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and excludes the effect of applicable sales charges.

The accompanying notes are an integral part of these financial statements.

2020 Annual Report 14

NOTES TO FINANCIAL STATEMENTS
NEIMAN LARGE CAP VALUE FUND
March 31, 2020

1.) ORGANIZATION
Neiman Large Cap Value Fund (the “Fund”) is a diversified series of the Neiman Funds (the “Trust”), an open-end management investment company. The Trust was organized in Ohio as a business trust on January 3, 2003 and may offer shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. As of March 31, 2020, there are two series authorized by the Trust. Neiman Funds Management LLC is the adviser to the Fund (the “Adviser”). The Fund currently offers No-Load Class shares and Class A shares. The Fund (No-Load shares) commenced operations on April 1, 2003. Class A shares commenced operations on August 1, 2012. The classes differ principally in their respective distribution expenses (see Note 5) and arrangements as well as their respective sales charge structure. All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Class A shares are subject to an initial maximum sales charge of 5.75% imposed at the time of purchase. The sales charge declines as the amount purchased increases, in accordance with the Fund’s prospectus. The Fund’s investment objective is to seek long-term capital appreciation. No-Load shares of the Fund are offered at net asset value without an initial sales charge.

2.) SIGNIFICANT ACCOUNTING POLICIES
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the significant accounting policies described in this section.

SECURITY VALUATION
All investments in securities are recorded at their estimated fair value, as described in Note 3.

OPTION WRITING
When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the written option. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or a loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option. For additional information on option writing, see Note 9.

FEDERAL INCOME TAXES
The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years. The Fund identifies its major tax jurisdictions as U.S. Federal and State tax authorities; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the fiscal year ended March 31, 2020, the Fund did not incur any interest or penalties.

2020 Annual Report 15

Notes to Financial Statements - continued

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

USE OF ESTIMATES
The financial statements are prepared in accordance with GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

OTHER
The Fund records security transactions based on trade date. Dividend income is recognized on the ex-dividend date, and interest income, if any, is recognized on an accrual basis. The Fund uses the specific identification method in computing gain or loss on the sale of investment securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

EXPENSES
Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated prora-ta to the funds in the Trust based on the total number of funds in the Trust at the time the expense was incurred or by another appropriate basis. Class specific expenses are borne by each specific class. Income, non-class specific expenses, and realized and unrealized gains/losses are allocated to the respective classes based on the basis of relative net assets.

3.) SECURITIES VALUATIONS
The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

2020 Annual Report 16

Notes to Financial Statements - continued

Equity securities. Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security, and if an equity security is valued by the pricing service at its last bid price, it is generally categorized as a level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, subject to review of the Board of Trustees (the “Trustees” or the “Board”) and are categorized in level 2 or level 3, when appropriate.

Money market funds. Shares of money market funds are valued at net asset value provided by the fund and are classified in level 1 of the fair value hierarchy.

Short positions (including options written). Short positions that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. To the extent these short positions are actively traded and valuation adjustments are not applied, they are classified in level 1 of the fair value hierarchy. Lacking a last sale price, a short position, including a written option, is valued at its last ask price except when, in the Adviser’s opinion, the last ask price does not accurately reflect the current value of the short position. When an ask price is used for valuation or when the security is not actively traded, those securities are generally categorized in level 2 of the fair value hierarchy.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets and liabilities measured at fair value as of March 31, 2020:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$17,203,989	$0	$0	$17,203,989
Money Market Funds	14,909,070	0	0	14,909,070
Total	$32,113,059	$0	$0	$32,113,059

Valuation Inputs of Liabilities	Level 1	Level 2	Level 3	Total
Options Written	$11,494	$1,650	$0	$13,144
Total	$11,494	$1,650	$0	$13,144

Refer to the Fund’s Schedule of Investments for a listing of securities by industry. The Fund did not hold any Level 3 assets or liabilities during the fiscal year ended March 31, 2020.

4.) INVESTMENT ADVISORY AGREEMENT
The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement with Neiman Funds Management LLC. Under the terms of the Investment Advisory Agreement, the Adviser manages the investment portfolio of the Fund, subject to policies adopted by the Trust’s Board of Trustees. Under the Investment Advisory Agreement, the Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund. The Adviser also pays the salaries and fees of all of its officers and employees that serve as officers and trustees of the Trust.

The Adviser earns an annual management fee of 1.00% of the Fund’s average daily net assets. For the fiscal year ended March 31, 2020, the Adviser earned management fees totaling $351,183 before the waiver of management fees and reimbursement of expenses described below. The Adviser has contractually agreed to waive management fees and reimburse expenses, without recoupment, to the extent necessary to maintain total annual operating expenses of the Fund

2020 Annual Report 17

Notes to Financial Statements - continued

(excluding brokerage fees and commissions, interest and other borrowing expenses, taxes, indirect expenses (such as expenses of other investment companies in which the Fund invests) and extraordinary expenses) at 1.45% of its average daily net assets for No-Load Class shares and at 1.45% of its average daily net assets for Class A shares through July 31, 2020. The fee waiver will automatically terminate on July 31, 2020 unless it is renewed by the Adviser. The Adviser may not terminate the fee waiver or expense reimbursement before July 31, 2020.

For the fiscal year ended March 31, 2020, the Adviser waived fees and/or reimbursed expenses in the amounts of $9,379 and $7,255 with no recapture provision for No Load and Class A, respectively. The Fund owed the Adviser $23,645 at March 31, 2020. Certain officers and directors of the Adviser are also officers and/or Trustees of the Trust.

5.) DISTRIBUTION AND SHAREHOLDER SERVICING PLAN
The Trust, with respect to the Fund, has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) that allows the Fund to pay distribution and other fees (“12b-1 fees”) for the sale and distribution of the Fund’s Class A shares and for services provided to shareholders by Arbor Court Capital LLC (the “Distributor”) or the Adviser. The Plan permits the Fund to pay the Distributor and the Adviser 12b-1 fees as compensation for their services and expenses in connection with the distribution of Fund shares. The Distributor must approve all payments made under the Plan and may pay any or all amounts received under the Plan to other persons, including the Adviser, for distribution, promotional or shareholder support services. Up to 0.25% of the 12b-1 fee may be used as a shareholder servicing fee. The Class A shares pay an annual 12b-1 fee equal to 0.25% of its average daily net assets. During the fiscal year ended March 31, 2020, there was $6,597 of 12b-1 fees incurred by Class A shares. As of March 31, 2020, the Fund had an accrued liability of $1,644 which represents 12b-1 fees accrued and available for payment for qualified expenses under the Plan.

6.) RELATED PARTY TRANSACTIONS
During the fiscal year ended March 31, 2020, certain owners of the Adviser earned financial benefits from the sale of Fund shares through Peak Brokerage Services, LLC (“Peak”), a FINRA registered broker/dealer. During the fiscal year ended March 31, 2020, Peak earned $8,561 from the sale of the Fund’s Class A shares, a portion of which was paid to owners of the Adviser. Additionally, during the fiscal year ended March 31, 2020, Peak earned $1,673 associated with trailing commissions of the Fund’s Class A, which are paid from available class specific accrued 12b-1 fees. A portion of these fees were paid to owners of the Adviser.

Also, Daniel Neiman, in his role as Chief Compliance Officer of the Fund, received $4,000 for his services during the fiscal year ended March 31, 2020. Mr. D. Neiman is a control person of the Adviser and President of the Trust. The Fund owed the Chief Compliance Officer $1,000 at March 31, 2020.

7.) PURCHASES AND SALES OF SECURITIES
For the fiscal year ended March 31, 2020, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $10,559,086 and $15,829,755, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

8.) CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of March 31, 2020, National Financial Services LLC located at 200 Liberty Street, New York, New York, for the benefit of its customers, owned, in the aggregate, 76.04% of the Fund between the No Load Class and Class A, and therefore may be deemed to control the Fund.

9.) WRITTEN OPTIONS
As of March 31, 2020, portfolio securities valued at $817,921 were held by the Fund as collateral for options written by the Fund.

For the fiscal year ended March 31, 2020, the total amount of options written, as presented in the table below, is representative of the volume of activity for these derivative types during the period:

2020 Annual Report 18

Notes to Financial Statements - continued

	Number of	Premiums
	Contracts	Received
Options outstanding at March 31, 2019	779	$95,959
Options written	829	96,291
Options terminated in closing purchase transactions	(897)	(109,590)
Options expired	(459)	(50,852)
Options exercised	(152)	(15,345)
Options outstanding at March 31, 2020	100	$16,463

The location on the Statement of Assets and Liabilities of the Fund’s derivative positions, which are not accounted for as hedging instruments under GAAP, is as follows:

Liability
Covered Call Options Written	Derivatives ($13,144)

Realized and unrealized gains and losses on derivatives contracts entered into during the fiscal year ended March 31, 2020 by the Fund are recorded in the following locations in the Statement of Operations:

		Realized		Unrealized
	Location	Gain (Loss)	Location	Gain (Loss)
Covered	Net Realized Gain		Net Change In Unrealized
Call Options	(Loss) on Options	$16,858	Appreciation (Depreciation)	$15,331
Written	Written		on Options Written

The Fund’s use of options written exposes it to equity risk. In addition, the selling of covered call options may be used by the Fund to reduce volatility of the Fund because the premiums received from selling the options will reduce any losses on the underlying securities, but only by the amount of the premiums. However, selling the options may also limit the Fund’s gain on the underlying securities. Written call options expose the Fund to minimal counterparty risk since they are exchange-traded and the exchange’s clearing house guarantees the options against default.

During the fiscal year ended March 31, 2020, the Fund was not subject to any master netting arrangements.

10.) TAX MATTERS
For Federal income tax purposes, the cost of investments owned at March 31, 2020 was $30,722,015, and premiums received from options written was $16,463.

At March 31, 2020, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments (including open positions in options written) on a tax basis was as follows:

Appreciation	(Depreciation)	Net Appreciation (Depreciation)
$3,921,013	($2,526,650)	$1,394,363

The tax character of distributions for the No-Load Class was as follows:

	Year ended	Year ended
	March 31, 2020	March 31, 2019
Ordinary Income:	$ 393,043	$ 314,137
Long-term Capital Gain:	379,490	403,114
	$ 772,533	$ 717,251

The tax character of distributions for Class A was as follows:

	Year ended	Year ended
	March 31, 2020	March 31, 2019
Ordinary Income:	$ 31,955	$ 20,203
Long-term Capital Gain:	30,817	26,675
	$ 62,772	$ 46,878

2020 Annual Report 19

Notes to Financial Statements - continued

As of March 31, 2020, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed Ordinary Income	$ 168,819
Other Accumulated Gains (Losses)	(1,520,710)
Unrealized Appreciation (Depreciation) - Net	1,394,363
$ 42,472

The differences between book basis and tax basis unrealized appreciation are attributable to the tax deferral of losses on wash sales. As of March 31, 2020, the Fund deferred post-October losses of $1,499,783, which is included in other accumulated gains (losses).

During the fiscal year ended March 31, 2020, the Fund utilized capital loss carryforwards totaling $122,035.

11.) COVID-19 RISKS
Unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues; and recessions and depressions could have a significant impact on the Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen. An outbreak of infectious respiratory illness known as COVID-19, which is caused by a novel coronavirus (SARS-CoV-2), was first detected in China in December 2019 and subsequently spread globally. This coronavirus has resulted in, among other things, travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, significant disruptions to business operations, market closures, cancellations and restrictions, supply chain disruptions, lower consumer demand, and significant volatility and declines in global financial markets, as well as general concern and uncertainty. The impact of COVID-19 has adversely affected, and other infectious illness outbreaks that may arise in the future could adversely affect, the economies of many nations and the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

12.) DEFENSIVE POSITIONS
The Fund may hold all or a portion of its assets in cash or cash-equivalents like money market funds, certificates of deposit, short-term debt obligations, and repurchase agreements, either due to pending investments or when investment opportunities are limited or market conditions are adverse. Under these circumstances, the Fund may not participate in stock market advances or declines to the same extent it would had it remained more fully invested in common stocks. If the Fund invests in shares of a money market fund, shareholders of the Fund generally will be subject to duplicative management and other fees and expenses. As of March 31, 2020, the Fund had 46.30% of the value of its net assets invested in Fidelity Investments Money Market - Government Portfolio - Class I. Additional information for this money market fund, including its financial statements, is available from the SEC's website at www.sec.gov.

13.) SUBSEQUENT EVENTS
Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment to or disclosure in the financial statements.

2020 Annual Report 20

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Neiman Large Cap Value Fund and
Board of Trustees of Neiman Funds

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedules of investments and call options written, of Neiman Large Cap Value Fund (the “Fund”), a series of Neiman Funds, as of March 31, 2020, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, including the related notes, and the financial highlights for each of the five years in the period then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2020, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2004.

COHEN & COMPANY, LTD.
Cleveland, Ohio
May 20, 2020

2020 Annual Report 21

TRUSTEES AND OFFICERS - Unaudited

     The Board of Trustees supervises the business activities of the Trust. The names of the Trustees and executive officers of the Trust are shown below. Each Trustee serves until the Trustee sooner dies, resigns, retires or is removed. Officers hold office for one year and until their respective successors are chosen and qualified. The Fund’s Statement of Additional Information includes additional information about the Fund’s Trustees and Officers and is available, without charge upon request, by calling 1-877-385-2720. The Trustees and Officers of the Trust and their principal business activities during the past five years are:

Interested Trustees and Officers

Name,	Position	Length of	Principal	Number of	Other
Address(1),	with the	Time Served	Occupation(s)	Portfolios	Directorships
and Age	Trust		During	Overseen by	Held by
			Past 5 Years	Trustee	Trustee

Harvey Neiman(2),	Trustee	Since 2003	Neiman Funds Management LLC,	2	None
Year of Birth: 1943			Portfolio Manager (2009-Present).
Independent Solutions Wealth
Management, LLC, Chief
Investment Officer (2012-2015).

Michael Lomas(2),	Trustee	Since 2009	Peak Brokerage Services, LLC,	2	None
Year of Birth: 1974			Division Manager and Registered
Representative (2015-current);
NEXT Financial Group, Division
Manager and Registered
Representative (2000-2015);
Financials Guys LLC, Co-
owner/Co-founder (2000-Present);
Independent Solutions Wealth
Management, LLC, President
(2007-Present). Neiman Funds
Management LLC, Business
Development (2009-Present).

Daniel Neiman(2),	President,	Since 2003	Neiman Funds Management LLC,	N/A	N/A
Year of Birth: 1977	Treasurer,	(Chief	Portfolio Manager (2009-Present).
	Secretary	Compliance	Independent Solutions Wealth
	and Chief	Officer Since	Management, LLC, Chief
	Compliance	2004; and	Investment Officer (2015-Present)
	Officer	President	Chief Financial Officer (2012-
		Since 2019)	Present).

(1)The address of each trustee and officer is c/o Neiman Funds, 305 Spindrift Drive, Williamsville, NY, 14221.

(2)Harvey Neiman, Michael Lomas, and Daniel Neiman are considered to be “interested persons” as defined in Section 2(a)(19) of the Investment Company Act of 1940 by virtue of their affiliation with the Adviser. Harvey Neiman is Daniel Neiman’s father.

Independent Trustees

			Principal	Number of	Other
Name,	Position	Length of	Occupation(s)	Portfolios	Directorships
Address(3),	with the	Time Served	During	Overseen by	Held by
and Age	Trust		Past 5 Years	Trustee	Trustee

Darla Clark,	Independent	Since 2003	Bank Officer, Senior Vice	2	None
Year of Birth: 1950	Trustee		President of Regents Bank (2001-
Present).

George Cossolias, CPA,	Independent	Since 2019	Partner of CWDL, CPAs (Feb. 1,	2	Blue Chip
Year of Birth: 1935	Trustee		2014 to current). President of		Investor
			Lubrication Specialists, Inc. (1996		Funds,
			to current).		PFS Funds

Suzanne Cowan Dimeff,	Independent	Since 2003	Attorney at Dimeff Law Offices,	2	None
Year of Birth: 1953	Trustee		Tax & Estate Planning Attorney
(2000- Present).

(3)	The address of each trustee is c/o Neiman Funds, 305 Spindrift Drive, Williamsville, NY, 14221.

2020 Annual Report 22

Board of Trustees
Darla Clark
George Cossolias, CPA
Suzanne Cowan Dimeff
Michael Lomas
Harvey Neiman

Investment Adviser
Neiman Funds Management LLC
305 Spindrift Drive
Williamsville, NY 14221

Dividend Paying Agent,
Shareholders' Servicing Agent,
Transfer Agent
Mutual Shareholder Services, LLC
8000 Town Centre Drive, Suite 400
Broadview Heights, OH 44147

Custodian
U.S. Bank, NA
425 Walnut Street
P.O. Box 1118
Cincinnati, OH 45201

Fund Administrator
Premier Fund Solutions Inc.
1939 Friendship Drive, Suite C
El Cajon, CA 92020

Legal Counsel
Thompson Hine LLP
312 Walnut Street, 14th Floor
Cincinnati, OH 45202

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

Distributor
Arbor Court Capital LLC
8000 Town Centre Drive, Suite 400
Broadview Heights, OH 44147

This report is provided for the general information of the shareholders of the Neiman
Large Cap Value Fund. This report is not intended for distribution to prospective investors in the funds, unless preceded or accompanied by an effective prospectus.

Neiman Opportunities Fund
Class A Shares (NEOMX)
For Investors Seeking Long-Term Capital Appreciation

ANNUAL REPORT
March 31, 2020

IMPORTANT NOTE: Beginning on January 1, 2021, as permitted by regulations adopted by the
Securities and Exchange Commission, paper copies of the Fund's shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by calling or sending an email request.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Neiman Opportunities Fund Annual Report May 2020

Dear Shareholders:

As of March 31, 2020, Neiman Opportunities Fund (the “Fund”) completed its 4th full year since inception. This annual report covers the most recent fiscal year from April 1, 2019 through March 31, 2020.

The Fund invests primarily in US common stocks issued by companies of small-sized and middle-sized capitalization, often referred to as small-cap and mid-cap stocks. These are companies that are usually between $1.0 billion and $20.0 billion in market capitalization.

As of the end of the current fiscal year, the Fund had total net assets of approximately $9.5 million. The Fund had a total return for the fiscal year, from April 1, 2019, through March 31, 2020, of -8.44% (assuming load waived) and -13.73% (assuming payment of full load). During that same time period, the Fund’s benchmark, Standard & Poor’s 500 Index (“S&P 500 Index”), had a return of -6.98% .

Management attributes the Fund’s performance, by way of comparison to its benchmark, to a variety of factors. During the first eleven months of the fiscal year, the Fund was one of the top performers in the category of mid-cap blend. The final month of our fiscal year saw the markets as a whole go down and as such, the Fund also went down. The Fund took a defensive nature during this downturn by selling positions to capitalize on losses across most of the positions in the Fund, as macroeconomic indicators and the fears of the pandemic brought the economy to a halt. Management attributes much of its performance to the down markets overall as experienced by many in March 2020 and the current defensive approach of increasing cash to wait for more opportunities in coming months.

The Fund’s benchmark index is a fully invested index, and is made up of only equity holdings, and no cash. All its stock components potentially contribute to its gains and losses. The benchmark is not actively managed by a portfolio manager. A portfolio manager needs to use personal judgement and experience when buying and selling issues in the Fund’s portfolio, whereas a benchmark index reacts to up and down swings of the market automatically. When a down market later returns to upward performance, a benchmark index generally benefits from upward swings earlier than does an actively managed portfolio, such as our Fund. This human interaction on the part of an actively managed Fund can contribute, in part, to lower upside performance than its benchmark, and at the same time give the fund the flexibility to get out of the way as market uncertainty increases risk and push markets down even more.

During the fiscal year the Fund manager used an active investment management style of value investing. Unlike many value portfolio investors, who treat value investing as merely seeking low priced stock names, the Fund’s management seeks value by selecting stocks whose financial statements and other stock measures display good value based on several criteria. Such parameters as price-to-earnings ratio, price-to-book ratio, and debt-to-equity ratio, when deemed favorable by management, often provide evidence of good value over the long-term. In the opinion of management, selection of such stocks can often provide potential downside protection during periods of volatile conditions. Management also feels that this investment style allows the Fund to participate favorably in upward market conditions, even if it does not result in beating its benchmark performance.

2020 Annual Report 1

An attempt to protect shareholders on the downside, while potentially participating favorably on the upside, is a goal and a mission statement of the portfolio management style of Neiman Opportunities Fund. Management feels that this was the result of the past fiscal year.

Thank you for your investment in the Neiman Opportunities Fund. We will continue to seek opportunities to invest in stocks that meet our value parameters, within the universe of US small-cap and mid-cap sized companies.

Harvey Neiman, Portfolio Manager
Neiman Funds Management LLC

Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. You may obtain performance data current to the most recent month-end by calling toll free (877) 385-2720. Investors should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. You may obtain a prospectus on our website www.neimanfunds.com or by calling toll free (877) 385-2720. The Fund’s distributor is Arbor Court Capital LLC.

2020 Annual Report 2

NEIMAN OPPORTUNITIES FUND (Unaudited)

NEIMAN OPPORTUNITIES FUND PERFORMANCE INFORMATION

AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2020.

			Since
	1 Year(A)	3 Year(A)	Inception(A)
CLASS A (with sales charge) (B)	-13.73%	-0.50%	2.33%
CLASS A (without sales charge) (B)	-8.44%	1.49%	3.86%
Standard & Poor’s 500 Index (C)	-6.98%	5.10%	8.00%

Annual Fund Operating Expense Ratio (from 08/01/19 Prospectus): Class A - Gross 2.53%, Net 1.53%

The Annual Fund Operating Expense Ratio reported above will not correlate to the expense ratio in the Fund’s financial highlights because (a) the financial highlights include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in acquired funds, and (b) the gross expense ratio may fluctuate due to changes in net assets and actual expenses incurred during the reported period.

(A) 1 Year, 3 Year and Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. Investment performance reflects fee waivers in effect. In the absence of such waivers, total returns would be reduced. The Neiman Opportunities Fund commenced operations on April 1, 2016. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized.

(B) With sales charge returns reflect the deduction of the current maximum initial sales charge of 5.75% for Class A. Returns without sales charges do not reflect the current maximum sales charges. Had the sales charges been included, the returns would have been lower.

(C) The Standard & Poor’s 500 is a broad market-weighted average dominated by blue-chip stocks and is an unmanaged group of stocks whose composition is different from the Fund. Investors cannot directly invest in an index.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-877-385-2720. AN INVESTMENT IN THE FUND IS SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. THE FUND’S DISTRIBUTOR IS ARBOR COURT CAPITAL LLC.

2020 Annual Report 3

NEIMAN OPPORTUNITIES FUND (Unaudited)

Neiman Opportunities Fund by Sectors (as a percentage of Net Assets)

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at http://www.sec.gov.

Proxy Voting Guidelines

Neiman Funds Management LLC, the Fund’s Adviser, is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Adviser in fulfilling this responsibility is available without charge on the Fund’s website at www.neimanfunds.com or by calling our toll free number (1-877-385-2720). It is also included in the Fund’s Statement of Additional Information, which is available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling our toll free number (1-877-385-2720). This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

2020 Annual Report 4

Disclosure of Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. You will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by Mutual Shareholder Services, LLC, the Fund’s transfer agent and IRA accounts will be charged an $8.00 annual maintenance fee. Additionally, your account will be indirectly charged the expenses of the underlying funds. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the period October 1, 2019 through March 31, 2020.

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), IRA maintenance fees described above and expenses of underlying funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative cost of owning different funds. In addition, if these transactional costs and expenses of underlying funds were included, your cost could have been higher.

Class A
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	October 1, 2019 to
	October 1, 2019	March 31, 2020	to March 31, 2020

Actual	$1,000.00	$826.15	$6.62

Hypothetical	$1,000.00	$1,017.75	$7.31
(5% annual return
before expenses)

*	Expenses are equal to the Fund’s annualized expense ratio of 1.45% for Class A, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

2020 Annual Report 5

Neiman Opportunities Fund
		Schedule of Investments
			March 31, 2020
Shares		Fair Value	% of Net Assets
COMMON STOCKS

Cutlery, Handtools & General Hardware
3,250	Simpson Manufacturing Co., Inc.	$201,435	2.09%
Electronic Components & Accessories
1,900	Hubbell Incorporated	218,006	2.26%
Electronic Computers
2,110	NICE Ltd. * **	302,912	3.14%
Fire, Marine & Casualty Insurance
2,950	The Hartford Financial Services Group, Inc.	103,958	1.08%
Insurance Agents, Brokers & Services
2,975	Arthur J. Gallagher & Co.	242,492
6,550	Brown & Brown, Inc.	237,241
1,250	Willis Towers Watson Public Limited Company (United Kingdom)	212,313
		692,046	7.17%
Motors & Generators
2,750	AMETEK, Inc.	198,055	2.05%
Operative Builders
3,500	D.R. Horton, Inc.	119,000
6,250	PulteGroup, Inc.	139,500
		258,500	2.68%
Orthopedic, Prosthetic & Surgical Appliances & Supplies
2,060	STERIS plc (United Kingdom)	288,338	2.99%
Pumps & Pumping Equipment
1,450	IDEX Corporation	200,260	2.07%
Refuse Systems
3,000	Republic Services, Inc.	225,180	2.33%
Search, Detection, Navigation, Guidance, Aeronautical Systems
2,750	Garmin Ltd. (Switzerland)	206,140
900	Teledyne Technologies Incorporated *	267,543
		473,683	4.91%
Services - Computer Integrated Systems Design
1,310	CACI International Inc - Class A *	276,606	2.87%
Services - Engineering Services
3,200	Tetra Tech, Inc.	225,984	2.34%
Services - Management Consulting Services
2,800	FTI Consulting, Inc. *	335,356	3.47%
Services - Personal Services
900	UniFirst Corporation	135,981	1.41%
Wholesale - Metals Service Centers & Offices
2,350	Reliance Steel & Aluminum Co.	205,836	2.13%
Total for Common Stocks (Cost $4,576,850)		4,342,136	44.99%

MONEY MARKET FUNDS
5,316,247	Fidelity® Investments Money Market - Government Portfolio -
	Class I 0.30% ***	5,316,247	55.07%
Total for Money Market Funds (Cost $5,316,247)
	Total Investments	9,658,383	100.06%
	(Cost $9,893,097)
	Liabilities in Excess of Other Assets	(5,425)	-0.06%
	Net Assets	$9,652,958	100.00%

* Non-Income Producing Security.
** ADR - American Depositary Receipt.
*** The rate shown represents the 7-day yield at March 31, 2020.

The accompanying notes are an integral part of these
financial statements.

2020 Annual Report 6

Neiman Opportunities Fund

Statement of Assets and Liabilities
March 31, 2020

Assets:
Investments at Fair Value	$9,658,383
(Cost $9,893,097)
Prepaid Expenses	6,630
Receivables:
Dividends	6,355
Shareholder Purchases	15,217
Total Assets	9,686,585
Liabilities:
Payable for Shareholder Redemptions	6,787
Accrued Management Fees	202
Accrued Distribution and Service (12b-1) Fees	2,838
Accrued Compliance Officer Expense	1,000
Other Accrued Expenses	22,800
Total Liabilities	33,627
Net Assets	$9,652,958
Net Assets Consist of:
Paid In Capital	$9,870,043
Accumulated Losses	(217,085)
Net Assets	$9,652,958

Net Assets	$9,652,958
Shares of beneficial interest outstanding
(Unlimited number of shares authorized without par value)	839,025
Net Asset Value, Offering and Redemption Price	$11.50
Maximum Offering Price Per Share ($11.50/0.9425) *	$12.20

* Reflects a maximum sales charge of 5.75% . The accompanying notes are an integral part of these financial statements.

2020 Annual Report 7

Neiman Opportunities Fund

Statement of Operations
For the fiscal year ended March 31, 2020

Investment Income:
Dividends (Net of foreign withholding tax $0)	$127,402
Total Investment Income	127,402
Expenses:
Management fees	106,600
Transfer agent fees & accounting fees	32,880
Distribution and service (12b-1) fees	26,650
Administration fees	24,000
Audit fees	17,500
Registration expense	11,075
Legal fees	9,000
Custody fees	7,480
Miscellaneous expense	5,700
Trustees fees	5,000
Compliance officer expense	4,000
Insurance fees	2,484
Printing and postage expense	1,135
Total Expenses	253,504
Less: Expense Waiver / Expense Reimbursement	(98,934)
Net Expenses	154,570
Net Investment Income (Loss)	(27,168)
Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on Investments	249,057
Net Change In Unrealized Appreciation (Depreciation) on Investments	(1,023,364)
Net Realized and Unrealized Gain (Loss) on Investments	(774,307)

Net Increase (Decrease) in Net Assets from Operations	$(801,475)

The accompanying notes are an integral part of these financial statements.

2020 Annual Report 8

Neiman Opportunities Fund

Statements of Changes in Net Assets
	4/1/2019	4/1/2018
	to	to
	3/31/2020	3/31/2019
From Operations:
Net Investment Income (Loss)	$(27,168)	$(9,840)
Net Realized Gain (Loss) on Investments	249,057	(219,204)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(1,023,364)	3,508
Increase (Decrease) in Net Assets from Operations	(801,475)	(225,536)

From Distributions to Shareholders:	-	(39,569)
From Capital Share Transactions:
Proceeds From Sale of Shares	3,129,616	3,818,661
Shares Issued on Reinvestment of Dividends	-	6,390
Cost of Shares Redeemed	(2,188,219)	(2,065,553)
Net Increase (Decrease) from Shareholder Activity	941,397	1,759,498
Net Increase (Decrease) in Net Assets	139,922	1,494,393
Net Assets at Beginning of Period	9,513,036	8,018,643
Net Assets at End of Period	$9,652,958	$9,513,036

Share Transactions:
Issued	241,994	303,165
Reinvested	-	483
Redeemed	(160,399)	(165,888)
Net Increase (Decrease) in Shares	81,595	137,760
Shares Outstanding at Beginning of Period	757,430	619,670
Shares Outstanding at End of Period	839,025	757,430

The accompanying notes are an integral part of these financial statements.

2020 Annual Report 9

Neiman Opportunities Fund

Financial Highlights
Selected data for a share outstanding throughout the period:	4/1/2019	4/1/2018	4/1/2017	4/1/2016*
	to	to	to	to
	3/31/2020	3/31/2019	3/31/2018	3/31/2017
Net Asset Value -
Beginning of Period	$12.56	$12.94	$11.13	$10.00
Net Investment Income (Loss) (a)	(0.03)	(0.01)	(0.05)	-	+
Net Realized and Unrealized Gains (Loss) on Investments (b)	(1.03)	(0.31)	1.94	1.13
Total from Investment Operations	(1.06)	(0.32)	1.89	1.13
Distributions (From Net Investment Income)	-	-	(0.01)	-
Distributions (From Capital Gains)	-	(0.06)	(0.07)	-
Total Distributions	-	(0.06)	(0.08)	-
Net Asset Value -
End of Period	$11.50	$12.56	$12.94	$11.13
Total Return (c)	(8.44)%	(2.49)%	17.07%	11.30%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$9,653	$9,513	$8,019	$3,717
Before Waiver/Reimbursement
Ratio of Expenses to Average Net Assets (d)	2.38%	2.45%	3.22%	5.15%
Ratio of Net Investment Income (Loss) to Average Net Assets (d) (e)	-1.18%	-1.11%	-2.16%	-3.73%
After Waiver/Reimbursement
Ratio of Expenses to Average Net Assets (d)	1.45%	1.45%	1.45%	1.45%
Ratio of Net Investment Income (Loss) to Average Net Assets (d) (e)	-0.25%	-0.11%	-0.39%	-0.03%
Portfolio Turnover Rate	98.77%	97.03%	40.09%	97.93%

* The Fund and Class A commenced operations on April 1, 2016.
+ Less than +/- $0.005.
(a) Based on Average Shares Outstanding.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c) Total return represents the rate that the investor would have earned or lost on an investment in the
Fund assuming reinvestment of dividends.
(d) These ratios exclude the impact of expenses of the underlying investment companies listed in the
Schedule of Investments.
(e) Recognition of net investment income by the Fund is affected by the timing of the declaration of divi-
dends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

2020 Annual Report 10

NOTES TO THE FINANCIAL STATEMENTS NEIMAN OPPORTUNITIES FUND March 31, 2020

1.) ORGANIZATION
Neiman Opportunities Fund (the “Fund”) is a non-diversified series of the Neiman Funds (the “Trust”), an open-end management investment company. The Trust was organized in Ohio as a business trust on January 3, 2003 and may offer shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. As of March 31, 2020, there are two series authorized by the Trust. The Fund (Class A) commenced operations on April 1, 2016. Class A shares are subject to an initial maximum sales charge of 5.75% imposed at the time of purchase. The sales charge declines as the amount purchased increases, in accordance with the Fund’s prospectus. The Fund’s investment objective is to seek long-term capital appreciation. Neiman Funds Management, LLC is the adviser to the Fund (the “Adviser”).

2.) SIGNIFICANT ACCOUNTING POLICIES
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the significant accounting policies described in this section.

SECURITY VALUATION
All investments in securities are recorded at their estimated fair value, as described in Note 3.

FEDERAL INCOME TAXES
The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns for its open tax periods. The Fund identifies its major tax jurisdictions as U.S. Federal and State tax authorities; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal year ended March 31, 2020, the Fund did not incur any interest or penalties.

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund. As of the fiscal year ended March 31, 2020, the following adjustment was recorded and was primarily attributed to the reclassification of net investment loss.

Paid in Capital	($14,944)
Total Distributable Earnings	$14,944

2020 Annual Report 11

Notes to the Financial Statements - continued

USE OF ESTIMATES
The financial statements are prepared in accordance with GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

OTHER
The Fund records security transactions based on trade date. Dividend income is recognized on the ex-dividend date, and interest income, if any, is recognized on an accrual basis. The Fund uses the specific identification method in computing gain or loss on the sale of investment securities. Capital gain distributions from underlying investments are recorded on the ex-date. Long-term capital gain distributions are recorded as capital gain distributions from investment companies, and short-term capital gain distributions are recorded as dividend income. The Fund may invest in real estate investment trusts (“REITs”) that pay distributions to their shareholders based on available funds from operations. It is common for these distributions to exceed the REITs taxable earnings and profits resulting in the excess portion of such distribution to be designated as return of capital. Distributions received from REITs are generally recorded as dividend income and, if necessary, are reclassified annually in accordance with tax information provided by the underlying REITs. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

EXPENSES
Expenses incurred by the Trust that don’t relate to a specific fund of the Trust are allocated prora-ta to the funds in the Trust based on the total number of funds in the Trust at the time the expense was incurred or by another appropriate method.

3.) SECURITIES VALUATIONS
The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stocks, including ADRs). Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.

2020 Annual Report 12

Notes to the Financial Statements - continued

Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security, and if an equity security is valued by the pricing service at its last bid price, it is generally categorized as a level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, subject to review of the Board of Trustees (the “Trustees” or the “Board”) and are categorized in level 2 or level 3, when appropriate.

Money market funds. Shares of money market funds are valued at net asset value provided by the fund and are classified in level 1 of the fair value hierarchy.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of March 31, 2020:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$4,342,136	$0	$0	$4,342,136
Money Market Funds	5,316,247	0	0	5,316,247
Total	$9,658,383	$0	$0	$9,658,383

Refer to the Fund’s Schedule of Investments for a listing of securities by industry. The Fund did not hold any level 3 assets during the fiscal year ended March 31, 2020.

The Fund did not invest in derivative instruments during the fiscal year ended March 31, 2020.

4.) INVESTMENT ADVISORY AGREEMENT
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with Neiman Funds Management LLC to serve as the investment adviser of the Fund. Under the terms of the Investment Advisory Agreement, the Adviser manages the investment portfolio of the Fund, subject to policies adopted by the Trust’s Trustees. The Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund. The Adviser also pays the salaries and fees of all of its officers and employees that serve as officers and trustees of the Trust. For its services, the Adviser receives a fee of 1.00% of the Fund’s average daily net assets.

For the fiscal year ended March 31, 2020, the Adviser earned management fees totaling $106,600 before the waiver of management fees and reimbursement of expenses described below. The Adviser has agreed to waive management fees and reimburse expenses, without recoupment, to the extent necessary to maintain total annual operating expenses of the Fund (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes, indirect expenses (such as expenses of other investment companies in which the Fund invests) and extraordinary expenses) at 1.45% of its average daily net assets through July 31, 2020. The fee waiver will automatically terminate on July 31, 2020 unless it is renewed by the Adviser. The Adviser may not terminate the fee waiver or expense reimbursement before July 31, 2020.

For the fiscal year ended March 31, 2020, the Adviser waived fees and/or reimbursed expenses totaling $98,934. The Fund owed the Adviser $202 at March 31, 2020.

Certain officers and directors of the Adviser are also officers and/or Trustees of the Trust.

2020 Annual Report 13

Notes to the Financial Statements - continued

5.) DISTRIBUTION AND SHAREHOLDER SERVICING PLAN
The Trust, with respect to the Fund, has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) that allows the Fund to pay distribution and other fees (“12b-1 fees”) for the sale and distribution of the Fund’s shares and for services provided to shareholders by Arbor Court Capital LLC (the “Distributor”) or the Adviser. The Plan permits the Fund to pay the Distributor and the Adviser 12b-1 fees as compensation for their services and expenses in connection with the distribution of Fund shares. The Distributor must approve all payments made under the Plan and may pay any or all amounts received under the 12b-1 Plan to other persons, including the Adviser, for any distribution, promotional or shareholder support services. Up to 0.25% of the 12b-1 fee may be used as a shareholder servicing fee. The Class A shares pay an annual 12b-1 fee equal to 0.25% of its average daily net assets. During the fiscal year ended March 31, 2020, there were $26,650 of 12b-1 fees incurred by Class A. As of March 31, 2020, the Fund had an accrued liability of $2,838 which represents undistributed 12b-1 fees accrued under the Plan and available for payment of qualified expenses under the Plan.

6.) RELATED PARTY TRANSACTIONS
During the fiscal year ended March 31, 2020, certain owners of the Adviser earned financial benefits from the sale of Fund shares through Peak Brokerage Services, LLC (“Peak”), a FINRA registered broker/dealer. During the fiscal year ended March 31, 2020, Peak earned $2,371 from the sale of the Fund’s Class A shares, a portion of which was paid to owners of the Adviser. Additionally, during the fiscal year ended March 31, 2020, Peak earned $374 associated with trailing commissions of the Fund’s Class A, which are paid from available class specific accrued 12b-1 fees. A portion of these fees were paid to owners of the Adviser.

Daniel Neiman, in his role as Chief Compliance Officer of the Fund, earned $4,000 for his services during the fiscal year ended March 31, 2020. The Fund owed the Chief Compliance Officer $1,000 at March 31, 2020. Mr. D. Neiman is a control person of the Adviser and President of the Trust.

7.) PURCHASES AND SALES OF SECURITIES
For the fiscal year ended March 31, 2020, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $9,313,061 and $12,506,257, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

8.) CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of March 31, 2020, National Financial Services LLC located at 200 Liberty Street, New York, New York, for the benefit of its customers, owned, in the aggregate, 85.95% of the Fund, and therefore may be deemed to control the Fund.

9.) TAX MATTERS
For Federal income tax purposes, the cost of securities owned at March 31, 2020 was $9,893,097.

At March 31, 2020, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments on a tax basis was as follows:

Appreciation	(Depreciation)	Net Appreciation (Depreciation)
$499,632	($734,346)	($234,714)

The tax character of distributions for Class A was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	March 31, 2020	March 31, 2019
Ordinary Income	$ 0	$ 0
Long-term Capital Gain	0	39,569
	$ 0	$ 39,569

As of March 31, 2020, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

2020 Annual Report 14

Notes to the Financial Statements - continued

Other Accumulated Gains (Losses)	$ (12,224)
Undistributed Long-Term Capital Gains	29,853
Unrealized Appreciation (Depreciation) - Net	(234,714)
$ (217,085)

During the fiscal year ended March 31, 2020, the Fund utilized capital loss carryforwards totaling $219,204. As of March 31, 2020, other accumulated losses included deferred late year ordinary losses of $12,224. As of March 31, 2020, there were no differences between book basis and tax basis unrealized depreciation.

10.) COVID-19 RISKS
Unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues; and recessions and depressions could have a significant impact on the Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen. An outbreak of infectious respiratory illness known as COVID-19, which is caused by a novel coronavirus (SARS-CoV-2), was first detected in China in December 2019 and subsequently spread globally. This coronavirus has resulted in, among other things, travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, significant disruptions to business operations, market closures, cancellations and restrictions, supply chain disruptions, lower consumer demand, and significant volatility and declines in global financial markets, as well as general concern and uncertainty. The impact of COVID-19 has adversely affected, and other infectious illness outbreaks that may arise in the future could adversely affect, the economies of many nations and the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

11.) DEFENSIVE POSITIONS
The Fund may hold all or a portion of its assets in cash or cash-equivalents like money market funds, certificates of deposit, short-term debt obligations, and repurchase agreements, either due to pending investments or when investment opportunities are limited or market conditions are adverse. Under these circumstances, the Fund may not participate in stock market advances or declines to the same extent it would had it remained more fully invested in common stocks. If the Fund invests in shares of a money market fund, shareholders of the Fund generally will be subject to duplicative management and other fees and expenses. As of March 31, 2020, the Fund had 55.07% of the value of its net assets invested in Fidelity Investments Money Market -Government Portfolio - Class I. Additional information for this money market fund, including its financial statements, is available from the SEC’s website at www.sec.gov.

12.) SUBSEQUENT EVENTS
Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment to or disclosure in the financial statements.

2020 Annual Report 15

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Neiman Opportunities Fund and
Board of Trustees of Neiman Funds

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Neiman Opportunities Fund (the “Fund”), a series of the Neiman Funds, as of March 31, 2020, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, including the related notes, and the financial highlights for each of the four years in the period then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2020, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2004.

COHEN & COMPANY, LTD.
Cleveland, Ohio
May 20, 2020

2020 Annual Report 16

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2020 Annual Report 17

TRUSTEES AND OFFICERS - Unaudited

     The Board of Trustees supervises the business activities of the Trust. The names of the Trustees and executive officers of the Trust are shown below. Each Trustee serves until the Trustee sooner dies, resigns, retires or is removed. Officers hold office for one year and until their respective successors are chosen and qualified. The Fund’s Statement of Additional Information includes additional information about the Fund’s Trustees and Officers and is available, without charge upon request, by calling 1-877-385-2720. The Trustees and Officers of the Trust and their principal business activities during the past five years are:

Interested Trustees and Officers

Name,	Position	Length of	Principal	Number of	Other
Address(1),	with the	Time Served	Occupation(s)	Portfolios	Directorships
and Age	Trust		During	Overseen by	Held by
			Past 5 Years	Trustee	Trustee

Harvey Neiman(2),	Trustee	Since 2003	Neiman Funds Management LLC,	2	None
Year of Birth: 1943			Portfolio Manager (2009-Present).
Independent Solutions Wealth
Management, LLC, Chief
Investment Officer (2012-2015).

Michael Lomas(2),	Trustee	Since 2009	Peak Brokerage Services, LLC,	2	None
Year of Birth: 1974			Division Manager and Registered
Representative (2015-current);
NEXT Financial Group, Division
Manager and Registered
Representative (2000-2015);
Financials Guys LLC, Co-
owner/Co-founder (2000-Present);
Independent Solutions Wealth
Management, LLC, President
(2007-Present). Neiman Funds
Management LLC, Business
Development (2009-Present).

Daniel Neiman(2),	President,	Since 2003	Neiman Funds Management LLC,	N/A	N/A
Year of Birth: 1977	Treasurer,	(Chief	Portfolio Manager (2009-Present).
	Secretary	Compliance	Independent Solutions Wealth
	and Chief	Officer Since	Management, LLC, Chief
	Compliance	2004; and	Investment Officer (2015-Present)
	Officer	President	Chief Financial Officer (2012-
		Since 2019)	Present).

(1)The address of each trustee and officer is c/o Neiman Funds, 305 Spindrift Drive, Williamsville, NY, 14221.

(2)Harvey Neiman, Michael Lomas, and Daniel Neiman are considered to be “interested persons” as defined in Section 2(a)(19) of the Investment Company Act of 1940 by virtue of their affiliation with the Adviser. Harvey Neiman is Daniel Neiman’s father.

Independent Trustees

			Principal	Number of	Other
Name,	Position	Length of	Occupation(s)	Portfolios	Directorships
Address(3),	with the	Time Served	During	Overseen by	Held by
and Age	Trust		Past 5 Years	Trustee	Trustee

Darla Clark,	Independent	Since 2003	Bank Officer, Senior Vice	2	None
Year of Birth: 1950	Trustee		President of Regents Bank (2001-
Present).

George Cossolias, CPA,	Independent	Since 2019	Partner of CWDL, CPAs (Feb. 1,	2	Blue Chip
Year of Birth: 1935	Trustee		2014 to current). President of		Investor
			Lubrication Specialists, Inc. (1996		Funds,
			to current).		PFS Funds

Suzanne Cowan Dimeff,	Independent	Since 2003	Attorney at Dimeff Law Offices,	2	None
Year of Birth: 1953	Trustee		Tax & Estate Planning Attorney
(2000- Present).

(3)	The address of each trustee is c/o Neiman Funds, 305 Spindrift Drive, Williamsville, NY, 14221.

2020 Annual Report 18

Board of Trustees
Darla Clark
George Cossolias, CPA
Suzanne Cowan Dimeff
Michael Lomas
Harvey Neiman

Investment Adviser
Neiman Funds Management LLC
305 Spindrift Drive
Williamsville, NY 14221

Dividend Paying Agent,
Shareholders' Servicing Agent,
Transfer Agent
Mutual Shareholder Services, LLC
8000 Town Centre Dr., Suite 400
Broadview Heights, OH 44147

Custodian
U.S. Bank, NA
425 Walnut Street
P.O. Box 1118
Cincinnati, OH 45201

Fund Administrator
Premier Fund Solutions Inc.
1939 Friendship Drive, Suite C
El Cajon, CA 92020

Legal Counsel
Thompson Hine LLP
312 Walnut Street, 14th Floor
Cincinnati, OH 45202

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

Distributor
Arbor Court Capital LLC
8000 Town Centre Dr., Suite 400
Broadview Heights, OH 44147

This report is provided for the general information of the shareholders of the Neiman
Opportunities Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and the principal financial officer. The registrant has not made any amendments to its code of ethics during the covered period. The registrant has not granted any waivers from any provisions of the code of ethics during the covered period. A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee. The registrant believes that the experience provided by each member of the audit committee together offers the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.

(a-d) The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant to the registrant. The principal accountant has provided no services to the adviser or any entity controlled by, or under common control with the adviser that provides ongoing services to the registrant.

	FYE 3/31/20	FYE 3/31/19
Audit Fees	$29,000	$29,825
Audit-Related Fees	$0	$0
Tax Fees	$6,000	$8,500
All Other Fees	$1,500	$2,325

Nature of Tax Fees: preparation of Excise Tax Statement and 1120 RIC.
Nature of All Other Fees: Review of Semi-Annual Reports for both Funds of the Trust.

(e) (1) The audit committee approves all audit and non-audit related services and, therefore, has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(e) (2) None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the aggregate non-audit fees billed by the registrant’s principal accountant for services to the registrant , the registrant’s investment adviser (not sub-adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant, for the last two years.

Non-Audit Fees	FYE 3/31/20	FYE 3/31/19
Registrant	$7,500	$10,825
Registrant’s Investment Adviser	$0	$0

(h) The principal accountant provided no services to the investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Investments.

(a) Not applicable. Schedule filed with Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed End Management Investment Companies. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) The Registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a -3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a -3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a -15(b) or 240.15d -15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a -3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Code of Ethics. Filed herewith.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neiman Funds

By: /s/Daniel Neiman Daniel Neiman President

Date: 6/1/20

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Daniel Neiman Daniel Neiman President

Date: 6/1/20

By: /s/Daniel Neiman Daniel Neiman Chief Financial Officer

           Date:           6/1/20